Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Operating segment results
Segment results for the year ended December 31, 2014 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,922.9	$1,198.1	$902.8	$1,613.8	$1,058.0	$58.4	$38.2	$6,792.2
Adjusted EBITDA	509.0	306.9	266.9	(151.1)	264.1	14.9	(396.7)	814.0
Additions to property, plant, equipment and mine development	19.7	57.4	18.2	53.9	30.2	—	15.0	194.4
Federal coal lease expenditures	276.5	—	0.2	—	—	—	—	276.7
Loss from equity affiliates	—	—	—	—	—	—	107.6	107.6
Segment results for the year ended December 31, 2013 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,767.3	$1,335.5	$902.3	$1,773.4	$1,131.2	$66.0	$38.0	$7,013.7
Adjusted EBITDA	435.4	426.0	258.0	(120.0)	270.0	(19.9)	(202.3)	1,047.2
Additions to property, plant, equipment and mine development	15.8	27.2	32.2	165.7	64.6	0.1	22.8	328.4
Federal coal lease expenditures	276.5	—	0.3	—	—	—	—	276.8
Loss from equity affiliates	—	—	—	—	—	—	40.2	40.2
Segment results for the year ended December 31, 2012 were as follows:

	Powder River Basin Mining	Midwestern U.S. Mining	Western U.S. Mining	Australian Metallurgical Mining	Australian Thermal Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Revenues	$1,983.0	$1,403.7	$966.3	$2,187.5	$1,316.1	$199.9	$21.0	$8,077.5
Adjusted EBITDA	542.0	405.6	279.7	238.4	337.7	119.7	(86.6)	1,836.5
Additions to property, plant, equipment and mine development	71.5	74.7	49.9	666.7	76.7	0.1	46.4	986.0
Federal coal lease expenditures	276.5	—	—	—	—	—	—	276.5
Loss from equity affiliates	—	—	—	—	—	—	61.2	61.2

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
Assets as of December 31, 2014 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$4,099.1	$6,623.9	$300.7	$2,167.4	$13,191.1
Property, plant, equipment and mine development, net	3,739.9	5,503.7	1.1	1,332.6	10,577.3

Assets as of December 31, 2013 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$4,024.4	$7,081.2	$389.6	$2,638.2	$14,133.4
Property, plant, equipment and mine development, net	3,654.4	5,947.1	1.8	1,479.2	11,082.5
Assets as of December 31, 2012 were as follows:

	U.S. Mining	Australian Mining	Trading and Brokerage	Corporate and Other	Consolidated
	(Dollars in millions)
Total assets	$3,986.4	$7,990.8	$543.9	$3,287.9	$15,809.0
Property, plant, equipment and mine development, net	3,603.6	6,595.5	1.6	1,601.0	11,801.7

Reconciliation of Adjusted EBITDA to consolidated income from continuing operations
A reconciliation of Adjusted EBITDA to consolidated loss from continuing operations, net of income taxes follows:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Total Adjusted EBITDA	$814.0	$1,047.2	$1,836.5
Depreciation, depletion and amortization	(655.7)	(740.3)	(663.4)
Asset retirement obligation expenses	(81.0)	(66.5)	(67.0)
Asset impairment and mine closure costs	(154.4)	(528.3)	(929.0)
Settlement charges related to the Patriot bankruptcy reorganization	—	(30.6)	—
Change in deferred tax asset valuation allowance related to equity affiliates	(52.3)	—	—
Amortization of basis difference related to equity affiliates	(5.7)	(6.3)	(4.6)
Interest expense	(428.2)	(425.2)	(405.6)
Interest income	15.4	15.7	24.5
Income tax (provision) benefit	(201.2)	448.3	(262.3)
Loss from continuing operations, net of income taxes	$(749.1)	$(286.0)	$(470.9)

Revenue as a percent of total revenue from external customers by geographic region
The following table presents revenues as a percent of total revenue from external customers by geographic region:

	Year Ended December 31,
	2014	2013	2012
U.S.	59.5%	61.1%	55.4%
Japan	9.5%	9.8%	12.3%
China	6.1%	10.2%	6.8%
South Korea	5.2%	3.8%	5.8%
Other	19.7%	15.1%	19.7%
Total	100.0%	100.0%	100.0%